Equity – Share-Based Compensation and Share-Based Payment Reserve (Tables)	12 Months Ended
Dec. 31, 2024
Equity – Share-Based Compensation and Share-Based Payment Reserve [Abstract]
Schedule of Changes in Stock Options

A summary of changes in stock options for the years ended December 31, 2024, 2023 and 2022 is presented below:

	Number of options outstanding	Weighted average exercise price		Weighted average exercise price

Balance, January 1, 2022	31,231,701	AUD$	0.10	$
Granted (i)	7,503,678		0.05
Expired (ii)	(3,350,000)		0.18
Forfeited (iii)	(5,770,000)		0.08
Balance, December 31, 2022	29,615,379	AUD$	0.09
Granted (iv)	255,850,000		0.01
Expired (v)	(3,020,000)		0.12
Forfeited (vi)	(3,525,000)		0.03
Balance, December 31, 2023	278,920,379	AUD$	0.02
Expired (vii)	(900,000)		0.07		0.05
Forfeited (viii)	(5,375,000)		0.02		0.01
Balance, December 31, 2024	272,645,379	AUD$	0.01		$0.01
i.	On April 13, 2022, the Company issued 7,503,678 options to employees and consultant of the Company. 1,380,000 options are fully vested at date of grant, 573,678 options are vested after 18 months, 2,000,000 options are vested after 3 years, and 3,550,000 options are vested after 4 years.
ii.	During the year ended December 31, 2022, 3,350,000 options with a fair value of $226,271 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

iii.	During the year ended December 31, 2022, 5,770,000 options were forfeited with a total fair value of $69,004 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

iv.	During the year ended December 31, 2023:
v.	During the year ended December 31, 2023, 3,020,000 options with a fair value of $148,007 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

vi.	During the year ended December 31, 2023, 3,525,000 options were forfeited with a total fair value of $20,291 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
vii.	During the year ended December 31, 2024, 900,000 options with a fair value of $26,432 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

viii.	During the year ended December 31, 2024, 5,375,000 options were forfeited with a total fair value of $30,777 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

Schedule of Stock Options Outstanding for the Purchase of Common Shares	As at December 31, 2024, stock options were outstanding for the purchase of common shares as follows:
Number of Options	Exercise Price		Exercisable At December 31, 2024	Expiry Date
614,090	AUD$	0.20	614,090	October 20, 2026
767,611	AUD$	0.12	767,611	November 5, 2025
3,000,000	AUD$	0.15	3,000,000	June 25, 2025
2,450,000	AUD$	0.15	2,450,000	December 29, 2025
11,500,000	AUD$	0.08	11,500,000	July 8, 2026
400,000	AUD$	0.08	400,000	April 13, 2027
573,678	AUD	0.07	573,678	April 13, 2027
4,740,000	AUD	0.05	4,052,500	April 13, 2027
210,000,000	AUD	0.01	105,000,005	May 31, 2033
38,600,000	AUD	0.01	15,908,333	August 3, 2028
272,645,379			144,266,217